Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2026
Property and Equipment
Schedule of property and equipment

	January 31,	January 31,
	2026	2025
Cost
Computer equipment and software	38,362	39,261
Furniture and fixtures	581	1,193
Leasehold improvements	718	718
Equipment installed with customers	2,430	2,430
Assets under construction	—	35
	42,091	43,637
Accumulated depreciation
Computer equipment and software	25,220	27,507
Furniture and fixtures	480	1,076
Leasehold improvements	587	529
Equipment installed with customers	2,297	2,044
	28,584	31,156
Net	13,507	12,481